Capital and reserves	12 Months Ended
Dec. 31, 2024
Capital And Reserves [Abstract]
Capital and reserves	Capital and reserves
i)                   Share capital and share premium
a)Movements in GHL Class A ordinary shares and Class B ordinary shares (collectively “GHL Ordinary Shares”):

(in thousands of shares)	Class A ordinary shares			Class B ordinary shares
	2024	2023	2022	2024	2023	2022
In issue at January 1	3,813,341	3,736,078	3,619,098	120,403	125,780	122,882
Issued for acquisition of non-controlling interests	121,450	6,901	77,170	—	—	—
Issued for restricted ordinary shares	—	—	—	4,920	—	—
Issued in relation to business combination	—	—	8,194	—	—	—
Restricted share units vested	59,329	53,416	24,227	7,194	4,498	112
Exercise of share options	6,964	2,399	2,819	—	—	7,356
Issued under equity stock purchase plan	4,159	5,153	—	—	—	—
Repurchase and retirement of ordinary shares	(67,462)	—	—	—	—	—
Conversion of Class B ordinary shares to Class A ordinary shares	12,718	9,394	4,570	(12,718)	(9,394)	(4,570)
Canceled or forfeited restricted ordinary shares	—	—	—	—	(481)	—
In issue at December 31	3,950,499	3,813,341	3,736,078	119,799	120,403	125,780
Restricted ordinary shares issued but not fully vested	—	—	—	(4,920)	(10,337)	(21,635)
In issue at December 31 – fully paid	3,950,499	3,813,341	3,736,078	114,879	110,066	104,145
Authorized	49,500,000	49,500,000	49,500,000	500,000	500,000	500,000
GHL Class A ordinary shares
GHL Class A ordinary shares have a par value of $0.000001 and are ranked equally with regard to GHL’s residual assets. Amounts received above the par value are recorded as share premium. Each holder of GHL Class A ordinary shares will be entitled to one vote per share. Class A ordinary shares are listed on NASDAQ under the trading symbol “GRAB”.
GHL Class B ordinary shares
GHL Class B ordinary shares have a par value of $0.000001 and are ranked equally with GHL Class A ordinary shares with regard to GHL’s residual assets. Each holder of GHL Class B ordinary shares is entitled to forty-five (45) votes per share for a vote of all GHL Ordinary Shares voting together as a single class. In addition, holders of a majority of the GHL Class B ordinary shares will have the right to nominate, appoint and remove a majority of the members of GHL’s board of directors. Each GHL Class B ordinary share is convertible into one GHL Class A ordinary share (as adjusted for share split, share combination and similar transactions occurring).
ii)                  Nature and purpose of reserves
The reserves of the Group comprise the following balances:

	2024	2023
(in $ millions)	$	$
Share-based payment reserve	392	474
Foreign currency translation reserve	(76)	(68)
Other reserve	(119)	138
	197	544
a)Share-based payment reserve
The share-based payment reserve comprises the cumulative value of employee services received for equity-settled share-based payment arrangements (see Note 19).
b)Foreign currency translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.
c)Other reserve
This reserve represents conversion options and put options issued to non-controlling interests in subsidiaries. Certain conversion options were exercised over the course of 2024 by non-controlling interests as part of a change in holding of subsidiaries within the Group (see note 13).
iii)                 Dividends
The Group did not declare any dividends for the years ended December 31, 2024, 2023 and 2022.